Financial Instruments by Category	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Financial Instruments by Category	Financial Instruments by Category

Financial assets	Financial assets at FVOCI	Financial assets at amortized cost	Financial assets at FVTPL	Total financial assets
As of December 31, 2022
(In thousands)
Other receivables	$—	$283	$—	$283
Financial assets at fair value through other comprehensive income	82,847	—	—	82,847
Cash and cash equivalents	—	60,642	18,368	79,010
	$82,847	$60,925	$18,368	$162,140

Financial assets	Financial assets at FVOCI	Financial assets at amortized cost	Financial assets at FVTPL	Total financial assets
As of December 31, 2023
(In thousands)
Other receivables	$—	$229	$—	$229
Financial assets at fair value through other comprehensive income	12,646	—	—	12,646
Cash and cash equivalents	—	27,690	78,317	106,007
	$12,646	$27,919	$78,317	$118,882

Financial Liabilities	Financial liabilities at amortized cost
As of December 31, 2022
(In thousands)
Other payables	$1,353
Trade payables	11,937
Lease liabilities	431
$13,721

Financial Liabilities	Financial liabilities at amortized cost
As of December 31, 2023
(In thousands)
Other payables	$1,083
Trade payables	7,660
Lease liabilities	465
$9,208